Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Currency and interest rate swap contracts under cash flow hedge accounting
(1)	Currency and interest rate swap contracts under cash flow hedge accounting as of December 31, 2020 are as follows:

(In millions of won and thousands of U.S. dollars)
Borrowing date	Hedging Instrument (Hedged item)	Hedged risk	Financial institution	Duration of contract
Jul. 20, 2007	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000)	Foreign currency risk	Morgan Stanley and four other banks	Jul. 20, 2007 ~ Jul. 20, 2027

Dec. 16, 2013	Fixed-to-fixed cross currency (U.S. dollar borrowing amounting to USD 17,211)	Foreign currency risk	Deutsche bank	Dec.16, 2013 ~ Apr. 29, 2022

Apr. 16, 2018	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 500,000)	Foreign currency risk	The Export-Import Bank of Korea and three other banks	Apr. 16, 2018~ Apr. 16, 2023

Mar. 4, 2020	Floating-to-fixed cross-currency interest rate swap (U.S. dollar-denominated bonds face value of USD 300,000)	Foreign currency risk and Interest rate risk	Citibank	Mar. 4, 2020~ Jun. 4, 2025

Aug. 13, 2018	Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 300,000)	Foreign currency risk	Citibank	Aug. 13, 2018~ Aug. 13, 2023

Dec. 20, 2016	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 12,250)	Interest rate risk	Korea Development Bank	Dec. 20, 2016~ Dec. 20, 2021

Dec. 21, 2017	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 25,000)	Interest rate risk	Korea Development Bank	Dec. 21, 2017~ Dec. 21, 2022

Dec. 19, 2018	Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 37,500)	Interest rate risk	Credit Agricole CIB	Mar.19, 2019~ Dec.14, 2023

Details of fair values of the above derivatives recorded in assets or liabilities
As of December 31, 2020, details of fair values of the derivatives assets and liabilities are as follows:

(In millions of won and thousands of U.S. dollars)
Hedging instrument (Hedged item)	Cash flow hedge		Fair value
Non-current assets:
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 400,000)	￦	32,059		32,059
Fixed-to-fixed cross currency swap (U.S. dollar denominated bonds face value of USD 500,000)		30,247		30,247
Fixed-to-fixed cross currency swap (U.S dollar denominated bonds face value of USD 300,000)		2,830		2,830

	￦	65,136	￦	65,136

Current liabilities:
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 12,250)	￦	(77)		(77)
Non-current liabilities:
Fixed-to-fixed cross currency swap (U.S dollar borrowing amounting to USD 17,211)	￦	(453)		(453)
Floating-to-fixed cross currency interest rate swap (U.S dollar denominated bonds face value of USD 300,000)		(40,565)		(40,565)
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 25,000)		(360)		(360)
Floating-to-fixed interest rate swap (Korean won borrowing amounting to KRW 37,500)		(606)		(606)

	￦	(42,061)	￦	(42,061)

Detailed information about f financial instruments under cash flow hedge

(In millions of won)
Hedging instrument (Hedged item)	Held for trading		Fair value
Current assets:
Contingent subscription right	￦	8,704		8,704
Non-current assets:
Total return swap	￦	5,488		5,488
Subscription right		85,367		85,367

	￦	99,559	￦	99,559

Non-current liabilities:
Drag-along and call option right		(320,984)		(320,984)
Contingent subscription right		(12,115)		(12,115)

	￦	(333,099)	￦	(333,099)